UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number   811-22452
                                                      -----------

                            First Trust Series Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code:   630-765-8000
                                                             --------------

                      Date of fiscal year end:   October 31
                                                ------------

                   Date of reporting period:   January 31, 2011
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)


                                                                STATED          STATED
     SHARES                      DESCRIPTION                    COUPON         MATURITY         VALUE
 _______________  ______________________________________    _____________  ______________  ________________

$25 PAR PREFERRED SECURITIES - 101.3%

                  CAPITAL MARKETS - 12.7%
             325  Credit Suisse Guernsey Ltd.  ..........         7.90%            (b)      $        8,658
             275  Deutsche Bank Capital Funding Trust VIII        6.38%            (b)               6,105
             325  Goldman Sachs Group, Inc. .............         6.13%         11/01/60             7,865
             325  Morgan Stanley Capital Trust IV........         6.25%         04/01/33             7,537
                                                                                            ______________
                                                                                                    30,165
                                                                                            ______________

                  COMMERCIAL BANKS - 28.9%
             325  Banco Santander SA, Series 10..........         10.50%           (b)               9,093
             350  Barclays Bank PLC, Series 5 ...........         8.13%            (b)               9,027
             175  BB&T Capital Trust VI .................         9.60%         08/01/64             4,930
             275  HSBC Holdings PLC, Series 2 ...........         8.00%            (b)               7,444
             300  KeyCorp Capital VIII ..................         7.00%         06/15/66             7,440
             350  Lloyds Banking Group PLC ..............         7.75%         07/15/50             9,058
             300  National City Capital Trust II  .......         6.63%         11/15/36             7,518
             200  USB Capital XII .......................         6.30%         02/15/67             5,050
             325  Wells Fargo & Co., Series J ...........         8.00%             (b)              8,908
                                                                                            ______________
                                                                                                    68,468
                                                                                            ______________

                  CONSUMER FINANCE - 3.2%
             300  Capital One Capital II ................         7.50%         06/15/66             7,656

                  DIVERSIFIED FINANCIAL SERVICES - 6.4%
             250  JPMorgan Chase Capital XXIX ...........         6.70%         04/02/40             6,358
             350  Merrill Lynch Preferred Capital Trust V..       7.28%            (b)               8,680
                                                                                            ______________
                                                                                                    15,038
                                                                                            ______________

                  ELECTRIC UTILITIES - 5.3%
             175  Entergy Texas, Inc. ...................         7.88%         06/01/39             5,024
             300  PPL Electric Utilities Corp............         6.25%             (b)              7,455
                                                                                            ______________
                                                                                                    12,479
                                                                                            ______________

                  INSURANCE - 20.3%
             200  AAG Holding Co., Inc.  ................         7.25%         01/23/34             4,976
             400  AEGON N.V. ............................         6.50%            (b)               8,612
             325  Allianz SE ............................         8.38%            (b)               8,562
             325  Endurance Specialty Holdings Ltd.,
                          Series A ......................         7.75%            (b)               8,486
             250  MetLife, Inc., Series B ...............         6.50%            (b)               6,197
             200  Prudential PLC ........................         6.50%            (b)               4,856
             275  RenaissanceRe Holdings Ltd., Series C .         6.08%            (b)               6,418
                                                                                            ______________
                                                                                                    48,107
                                                                                            ______________

                  MEDIA - 4.3%
             200  Comcast Corp. .........................         7.00%         05/15/55             5,048
             200  Viacom, Inc. ..........................         6.85%         12/15/55             5,108
                                                                                            ______________
                                                                                                    10,156
                                                                                            ______________


                See Notes to Quarterly Portfolio of Investments           Page 1





FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



                                                                STATED          STATED
     SHARES                      DESCRIPTION                    COUPON         MATURITY         VALUE
 _______________  ______________________________________    _____________  ______________  ________________

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  MULTI-UTILITIES - 2.1%
             175  Dominion Resources, Inc., Series A ....         8.38%         06/15/64    $        5,019
                                                                                            ______________

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 15.0%
             200  Kimco Realty Corp., Series H ..........         6.90%            (b)               4,924
             275  PS Business Parks, Inc., Series H .....         7.00%            (b)               6,837
             300  Public Storage, Series E ..............         6.75%            (b)               7,458
             325  Vornado Realty L.P. ...................         7.88%         10/01/39             8,736
             325  Weingarten Realty Investors, Series F .         6.50%            (b)               7,621
                                                                                            ______________
                                                                                                    35,576
                                                                                            ______________

                  WIRELESS TELECOMMUNICATION SERVICES - 3.1%
             300  Telephone & Data System  ..............         6.88%         11/15/59             7,407
                                                                                            ______________

                  TOTAL INVESTMENTS - 101.3% .........................................             240,071
                  (Cost $238,305)  (c)

                  NET OTHER ASSETS AND LIABILITIES - (1.3%) ..........................              (2,986)
                                                                                            ______________
                  NET ASSETS - 100.0% ................................................      $      237,085
                                                                                            ==============


--------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.
      (b)   Perpetual maturity.
      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,410 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $644.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2           LEVEL 3
                                                     TOTAL          LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                   VALUE AT         QUOTED       OBSERVABLE        UNOBSERVABLE
                                                   1/31/2011        PRICES         INPUTS             INPUTS
                                                  ____________   ____________   ____________      _____________

    $25 Par Preferred Securities*.............    $    240,071   $    240,071   $         --      $         --
                                                  ============   ============   ============      ============



* See the Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments           Page 2

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Preferred Securities and Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated for the Fund by taking the market price of the Fund's total assets attributable to such class, including accrued interest or dividends accrued but not yet collected, less all liabilities attributable to such class, and dividing such amount by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended the (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;
      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)  ADR trading of similar securities;
      3)  closed-end fund trading of similar securities;
      4)  foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)  factors relating to the event that precipitated the pricing problem;
      7)  whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)


    SHARES                                      DESCRIPTION                                       VALUE
________________   __________________________________________________________________        _______________

COMMON STOCKS - 92.5%

                   AIR FREIGHT & LOGISTICS - 2.2%
              80   Forward Air Corp. ..................................................      $        2,233
                                                                                             _______________

                   BUILDING PRODUCTS - 3.0%
             100   Simpson Manufacturing Co., Inc. ....................................               2,975
                                                                                             _______________

                   CAPITAL MARKETS - 7.9%
              20   Affiliated Managers Group, Inc. (b).................................               2,037
             210   MVC Capital, Inc. ..................................................               2,923
             240   PennantPark Investment Corp. .......................................               2,904
                                                                                             _______________
                                                                                                      7,864
                                                                                             _______________

                   CHEMICALS - 6.5%
              75   Scotts Miracle-Gro Co. (The) .......................................               3,875
              40   Sigma-Aldrich Corp. ................................................               2,546
                                                                                             _______________
                                                                                                      6,421
                                                                                             _______________

                   COMMERCIAL SERVICES & SUPPLIES - 3.1%
             125   Ritchie Bros Auctioneers, Inc. .....................................               3,116
                                                                                             _______________

                   DIVERSIFIED CONSUMER SERVICES - 2.6%
             130   CPI Corp. ..........................................................               2,587
                                                                                             _______________

                   FOOD PRODUCTS - 4.1%
             100   Sanderson Farms, Inc. ..............................................               4,111
                                                                                             _______________

                   HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
              60   Haemonetics Corp. (b)...............................................               3,561
             300   Medical Action Industries, Inc. (b).................................               2,430
              60   West Pharmaceutical Services, Inc. .................................               2,399
                                                                                             _______________
                                                                                                      8,390
                                                                                             _______________

                   HEALTH CARE PROVIDERS & SERVICES - 9.5%
             125   Bio-Reference Laboratories, Inc. (b)................................               2,886
             110   Patterson Cos., Inc. ...............................................               3,637
             125   VCA Antech, Inc. (b)................................................               2,865
                                                                                             _______________
                                                                                                      9,388
                                                                                             _______________

                   HOTELS, RESTAURANTS & LEISURE - 7.9%
             270   Ambassadors Group, Inc. ............................................               2,981
             185   California Pizza Kitchen, Inc. (b)..................................               2,962
              20   Panera Bread Co., Class A (b).......................................               1,911
                                                                                             _______________
                                                                                                      7,854
                                                                                             _______________

                   INSURANCE - 9.3%
             120   Brown & Brown, Inc. ................................................               2,971
              70   Mercury General Corp. ..............................................               2,972
              60   RLI Corp. ..........................................................               3,232
                                                                                             _______________
                                                                                                      9,175
                                                                                             _______________

                   LIFE SCIENCES TOOLS & SERVICES - 3.5%
              50   Techne Corp. .......................................................               3,447
                                                                                             _______________


                  See Notes to Quarterly Portfolio of Investments         Page 1





FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



     SHARES                                     DESCRIPTION                                       VALUE
________________   __________________________________________________________________        _______________

COMMON STOCKS - (CONTINUED)

                   MACHINERY - 2.6%
              60   Graco, Inc. ........................................................      $        2,549
                                                                                             _______________

                   MEDIA - 5.2%
              65   John Wiley & Sons, Inc., Class A ...................................               2,987
              40   Morningstar, Inc. ..................................................               2,137
                                                                                             _______________
                                                                                                      5,124
                                                                                             _______________

                   OFFICE ELECTRONICS - 2.4%
              60   Zebra Technologies Corp., Class A (b)...............................               2,334
                                                                                             _______________

                   REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.5%
             150   Franklin Street Properties Corp. ...................................               2,249
             100   Gladstone Commercial Corp. .........................................               1,839
              40   Rayonier, Inc. .....................................................               2,368
                                                                                             _______________
                                                                                                      6,456
                                                                                             _______________

                   ROAD & RAIL - 5.8%
             150   Heartland Express, Inc. ............................................               2,404
              80   Landstar System, Inc. ..............................................               3,314
                                                                                             _______________
                                                                                                      5,718
                                                                                             _______________

                   SPECIALTY RETAIL - 1.9%
              60   Hibbett Sports, Inc. (b)............................................               1,921
                                                                                             _______________

                   TOTAL INVESTMENTS - 92.5% ..........................................              91,663
                   (Cost $92,534) (c)

                   NET OTHER ASSETS AND LIABILITIES - 7.5% ............................               7,465
                                                                                             _______________

                   NET ASSETS - 100.0% ................................................      $       99,128
                                                                                             ===============

__________________________________

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,043 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,914.

     REIT   Real Estate Investment Trust


                  See Notes to Quarterly Portfolio of Investments         Page 2

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


__________________________________

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2        LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                   VALUE AT         QUOTED         OBSERVABLE   UNOBSERVABLE
                                                   1/31/2011        PRICES          INPUTS         INPUTS
                                                _______________  _____________  _____________  ______________

Common Stocks*...............................   $        91,663  $      91,663  $          --  $           --
                                                _______________  _____________  _____________  ______________

TOTAL INVESTMENTS............................   $        91,663  $      91,663  $          --  $           --
                                                ===============  =============  =============  ==============


* See Portfolio of Investments for industry breakout.





                  See Notes to Quarterly Portfolio of Investments         Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust/Confluence Small Cap Value Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated for the Fund by taking the market price of the Fund's total assets attributable to such class, including accrued interest or dividends accrued but not yet collected, less all liabilities attributable to such class, and dividing such amount by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;
      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)  ADR trading of similar securities;
      3)  closed-end fund trading of similar securities;
      4)  foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)  factors relating to the event that precipitated the pricing problem;
      7)  whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2011 (UNAUDITED)


Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                o Quoted prices for similar securities in active markets.
                o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
                o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust Series Fund
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------



* Print the name and title of each signing officer under his or her signature.